Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jul. 16, 2020	Dec. 30, 2019
C000216959
Account Value [Line Items]
Account Value	$ 11,910.71	$ 10,737.50	$ 10,202.17	$ 10,771.83	$ 9,987.45	$ 9,774.82
C000216960
Account Value [Line Items]
Account Value	$ 11,882.03	10,674.93	10,087.63	10,600.21	9,789.82		$ 10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,248.97	8,366.60	8,336.91	9,887.53	9,935.03	$ 10,000.00
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,889.39	$ 8,945.93	$ 8,914.18	$ 10,572.17	$ 10,622.96		$ 10,000.00